Shareholders' Equity (Warrants Outstanding to Purchase Common Stock) (Parenthetical) (Details) In Thousands, except Per Share data, unless otherwise specified		1 Months Ended
	Dec. 31, 2013	Apr. 30, 2010 Private Placement [Member] CAD	Mar. 29, 2011 Non-Broker Rights Offering [Member] USD ($)	Mar. 29, 2011 Non-Broker Rights Offering [Member] CAD
Class of Warrant or Right [Line Items]
Issuance of stock, price per share		0.03		0.03
Proceeds from issuance of unit		7,200	$ 2,547
Common shares issuable upon exercise of outstanding warrants	22,035	18	18	18
Warrants, exercise Price		1.44	1.44	1.44
Stock Issued During Period, Shares, New Issues		240,066	84,559	84,559